Accrued Expenses Other Current Liabilities and Long Term Accrued Expenses (Details) - 12 months ended Mar. 31, 2024 $ in Thousands	USD ($)	HKD ($)
Accrued Expenses and Other Current Liabilities [Abstract]
Employees employed period	5 years
Eligible employees to be retired	May 01, 2025
Long service payments	$ 50	$ 390,000
Post transition	$ 50	$ 390,000